Schedule of changes in other capital reserves (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure of reserves within equity [line items]
Balance		₨ 7,760,272	₨ 719,319
Balance	$ 92,529	7,904,834	7,760,272
Capital reserve [member]
Disclosure of reserves within equity [line items]
Balance		378,693	281,394
Share-based payments expense during the year		123,811	229,260
Exercised during the year		(90,272)	(122,660)
Forfeited during the year			(9,301)
Expired during the year
Balance		412,232	378,693
Capital reserve [member] | Reserve of share-based payments [member]
Disclosure of reserves within equity [line items]
Balance		355,094	257,795
Share-based payments expense during the year		123,811	229,260
Exercised during the year		(90,272)	(122,660)
Forfeited during the year			(9,301)
Expired during the year
Balance		388,633	355,094
Capital reserve [member] | Reserve of gains and losses from investments in equity instruments [member]
Disclosure of reserves within equity [line items]
Balance		341	341
Share-based payments expense during the year
Exercised during the year
Forfeited during the year
Expired during the year
Balance		341	341
Capital reserve [member] | Reserve On Expiry Of Warrant [Member]
Disclosure of reserves within equity [line items]
Balance		23,258	23,258
Share-based payments expense during the year
Exercised during the year
Forfeited during the year
Expired during the year
Balance		₨ 23,258	₨ 23,258